SHARE BASED COMPENSATION - Restricted Shares (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based compensation			¥ 923
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested as of January 1, 2021	318,600
Granted	16,684,600	354,000
Vested	(10,188,740)	(35,400)
Unvested as of December 31, 2022	6,814,460	318,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested as of January 1, 2021	¥ 86.38
Granted	72.10	¥ 86.38
Vested	72.08	86.38
Unvested as of December 31, 2022	¥ 72.38	¥ 86.38
Share-based compensation	¥ 968,000	¥ 9,000	0
Unrecognized compensation expenses	¥ 256,000	¥ 20,000	¥ 0
Weighted-average period	2 years 3 months 10 days	4 years 6 months 29 days	0 years